Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2022
Assets Held for Sale [Abstract]
Disclosure of change in assets held for sale	The change in assets held for sale is as follows:

	2022	2021
Balance, Jan 1	25	105
Transfers from property, plant and equipment	28	25
Disposals	(31)	(105)
Balance, Dec. 31	22	25